Schedule of intangible assets (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Total intangible assets	$ 356,482
Less: accumulated amortization	5,635
Total intangible assets, net	350,847
Software Development [Member]
Property, Plant and Equipment [Line Items]
Total intangible assets	18,654
Distribution Rights [Member]
Property, Plant and Equipment [Line Items]
Total intangible assets	$ 337,828